Shareholder Report, Average Annual Return (Details) 194914_Aristotle Portfolio Optimization Moderate Conservative Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	4.08%	2.04%	4.79%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	10.13%	3.20%	5.38%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	12.06%	14.16%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark
Average Annual Return, Percent	10.02%	4.84%	6.26%